Stock-Based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended		1 Months Ended				6 Months Ended		1 Months Ended		1 Months Ended					6 Months Ended		1 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2010	May 31, 2013 RSUs	Nov. 30, 2012 RSUs	Mar. 31, 2012 RSUs	May 30, 2013 RSUs	Jun. 30, 2013 Omnibus Plan [Member] Minimum	Jun. 30, 2013 Omnibus Plan [Member] Maximum	Feb. 28, 2013 Omnibus Plan [Member] RSUs	Mar. 31, 2012 Omnibus Plan [Member] RSUs	Feb. 28, 2013 Omnibus Plan [Member] Performance Stock Units [Member]	Mar. 31, 2012 Omnibus Plan [Member] Performance Stock Units [Member]	Mar. 31, 2012 Omnibus Plan [Member] Price Vesting Units P V U Subject to Performance Condition [Member] Minimum	Mar. 31, 2012 Omnibus Plan [Member] Price Vesting Units P V U Subject to Performance Condition [Member] Maximum	May 31, 2013 Three Year Vesting Period [Member] RSUs	Jun. 30, 2013 Three Year Vesting Period [Member] RSUs	Jun. 30, 2013 Three Year Vesting Period [Member] Omnibus Plan [Member] Price Vesting Units P V U Subject to Performance Condition [Member]	May 31, 2013 Two Year Vesting Period [Member] RSUs	Jun. 30, 2013 Two Year Vesting Period [Member] RSUs	Jun. 30, 2013 Two Year Vesting Period [Member] Omnibus Plan [Member] Price Vesting Units P V U Subject to Performance Condition [Member]
Stock-Based Compensation
Awards granted (in shares)							166,576	24,713	543,880				5,247		1,707,458	1,136,724			162,584		490,632	3,992		83,567
Award vesting period																				3 years			2 years
Weighted average grant date fair value								$ 13.15		$ 23.80				$ 19.95
Variation in number of units that will ultimately be granted as percentage of the original grant (as a percent)											0.00%	100.00%					0.00%	150.00%
Compensation expense	$ 11.7	$ 7.5	$ 19.7	$ 15.0		$ 36.6
Income Tax Benefit	(4.5)	(2.9)	(7.6)	(5.8)		(14.2)
Total	7.2	4.6	12.1	9.2		22.4
Unrecognized compensation cost related to non-vested stock options, RSUs and PSUs granted	$ 55.4		$ 55.4		$ 38.0
Period for recognition of total unrecognized compensation cost			1 year 8 months 13 days		1 year 4 months 26 days